BORROWINGS - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Subordinated Debt	$ 495,077	$ 314,619
Unamortized debt issuance costs	(5,204)	(1,227)
Notes Payable, Noncurrent	$ 23,030	$ 31,822
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt	Long-term debt
Other Long-term Debt	$ 0	$ 775
Long-term debt	$ 514,052	$ 347,509
Average Rate
Debt, Weighted Average Interest Rate	7.19%	5.43%
Notes payable interest rate	5.38%	4.95%
Lessee, Finance Lease, Discount Rate	4.42%	3.85%	3.84%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Long-term Debt, Weighted Average Interest Rate, at Point in Time	7.18%	5.39%
Maturities of Long-term Debt [Abstract]
2026	$ 1,557
2027	7,600
2028	5,430
2029	6,244
2030	196,921
Thereafter	$ 296,300